Cash Flow Information	12 Months Ended
Jun. 30, 2021
Disclosure of cash flow statement [text block] [Abstract]
CASH FLOW INFORMATION

14. CASH FLOW INFORMATION

	Years Ended June 30,
	2021	2020	2019

(a) Reconciliation of Net Loss to Net Cash Flows Used In Operations
Net loss	(15,309,353)	(13,456,800)	(12,337,830)

Non-cash items
Depreciation of property and equipment	18,662	25,988	29,696
Depreciation on leased assets	56,707	86,439	-
Others	(145)	-	-
Share-based payment expenses	1,884,763	(12,016)	89,138
Foreign exchange (gain) loss	426,782	(262,977)	(403,879)
	-	-	-
Changes in assets and liabilities
(Increase) Decrease in trade and other receivables	(4,216,356)	4,768,176	(1,677,087)
(Increase) Decrease in other current assets	(517,617)	53,633	(365,144)
Increase (Decrease) in trade and other payables	432,905	(648,570)	662,926
(Decrease) in other current liabilities	-	(1,577)	-
(Decrease) Increase in provision for employee entitlements	(106,417)	16,582	47,362

Net cash flows used in operating activities	(17,330,069)	(9,431,122)	(13,954,818)

(b) Reconciliation of Cash and Cash Equivalents

Cash and cash equivalents balance comprises:
- cash and cash equivalents on hand	28,115,516	9,196,892	14,399,904

Closing cash and cash equivalents balance	28,115,516	9,196,892	14,399,904

(c) Non-Cash Financing and Investing Activities

There were no non-cash financing and investing activities during the years ended June 30, 2021, 2020 and 2019.